UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23309

Destra International & Event-Driven Credit Fund

(Exact name of registrant as specified in charter)

C/O Destra Capital Advisors LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Advisors LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 843-6161

Date of fiscal year end: September 30

Date of reporting period:
June 30, 2019

ITEM 1. SCHEDULE OF INVESTMENTS.

Destra International & Event-Driven Credit Fund

Schedule of Investments

As of June 30, 2019 (Unaudited)

Shares or Principal Amounts	Description	Value
	ASSET-BACKED SECURITIES – 9.3%
	IRELAND – 8.5%
500,000	Crosthwaite Park CLO DAC, Class C, (Series 1A), 4.25% (3-Month EUR Libor + 425 basis points), 4.25% Floor, 03/15/2032(1) (2)	$575,341
500,000	Jubilee CLO 2018-XXI BV, Class D, (Series 2018-21X), 3.55% (3-Month EUR Libor + 355 basis points), 3.55% Floor, 01/15/2032(1)	573,142
1,250,000	OCP Euro CLO 2019-3 DAC, Class E, (Series 2019-3A), 5.75% (3-Month EUR Libor + 575 basis points), 5.75% Floor, 04/20/2030(1) (2)	1,398,211
500,000	Penta CLO 5 DAC, Class DE, (Series 2018-5X), 3.60% (3-Month EUR Libor + 360 basis points), 3.6% Floor, 10/20/2032(1)	572,830
500,000	Providus CLO II DAC, Class D, (Series 2X), 3.45% (3-Month EUR Libor + 345 basis points), 3.45% Floor, 07/15/2031(1)	571,526
250,000	Providus CLO II DAC, Class DNE, (Series 2X), 3.45% (3-Month EUR Libor + 345 basis points), 3.45% Floor, 07/15/2031(1)	285,763
500,000	Rockford Tower Europe CLO 2018-1 DAC, Class CE, (Series 2018-1X), 2.47% (3-Month EUR Libor + 247 basis points), 2.47% Floor, 12/20/2031(1)	570,635
		4,547,448
	UNITED STATES – 0.8%
500,000	Ballyrock CLO 2018-1, Ltd., Class D, (Series 2018-1X), 8.39% (3-Month USD Libor + 580 basis points), 0.00% Floor, 04/20/2031(1)	464,075

	TOTAL ASSET-BACKED SECURITIES
	(Cost $4,916,328)	5,011,523

	BANK LOANS – 8.6%
	NETHERLANDS – 1.9%
605,333	Hexion International Holdings BV, 5.60% (3-Month USD Libor + 275 basis points), 11/01/2020(1)	606,093
398,953	MediArena Acquisition BV, 8.35% (3-Month USD Libor + 575 basis points), 08/13/2021(1)	397,333
		1,003,426
	SWEDEN – 0.4%
180,000	Verisure Holding AB, 3.50% (3-Month EUR Libor + 350 basis points), 10/21/2022(1)	205,419
	UNITED KINGDOM – 1.0%
212,041	Debenhams Bridgeloan Bank Loan A, 12.79%, 09/10/2019 (6) (7)	273,924
204,897	Debenhams Bridgeloan Bank Loan TLB, 12.82%, 06/30/2022 (6) (7)	264,694
		538,618
	UNITED STATES – 5.3%
295,000	California Resources Corp., 7.24% (3-Month USD Libor + 475 basis points), 12/31/2022(1)	282,831
396,484	CenturyLink, Inc., 5.27% (3-Month USD Libor + 275 basis points), 01/31/2025(1)	388,005
397,980	Dell International LLC, 4.44% (3-Month USD Libor + 200 basis points), 09/07/2023(1)	396,406
500,000	Fieldwood Energy LLC, 9.75% (3-Month USD Libor + 725 basis points), 04/11/2023(1)	420,750
830,470	First Data Corp., 4.40% (3-Month USD Libor + 200 basis points), 07/10/2022(1)	830,450
530,000	Hexion, Inc., 5.83% (3-Month USD Libor + 350 basis points), 06/27/2026(1) (12)	524,700
		2,843,142
	TOTAL BANK LOANS
	(Cost $4,656,511)	4,590,605

See accompanying Notes to Schedule of Investments.

Destra International & Event-Driven Credit Fund

Schedule of Investments (CONTINUED)

As of June 30, 2019 (Unaudited)

Shares or Principal Amounts	Description	Value
	COMMON STOCKS – 0.1%
	MARSHALL ISLANDS – 0.1%
2,411	Scorpio Tankers, Inc.	$71,179

	TOTAL COMMON STOCKS
	(Cost $48,540)	71,179

	CORPORATE DEBT SECURITIES – 24.3%
	AUSTRIA – 1.0%
241,000	Eldorado Intl. Finance GmbH, 8.63%, 06/16/2021(2)	253,532
200,000	Erste Group Bank AG, 6.50%(3) (4) (5)	261,502
		515,034
	BRAZIL – 0.5%
250,000	Oi SA, 10.00%, 07/27/2025	259,375
	CANADA – 2.1%
300,000	Enbridge, Inc., 6.00%, 01/15/2077(3) (5)	301,956
500,000	First Quantum Minerals, Ltd., 7.25%, 05/15/2022(2)	499,375
300,000	Telesat Canada / Telesat LLC, 8.88%, 11/15/2024(2)	325,500
		1,126,831
	CAYMAN ISLANDS – 3.4%
600,000	China Overseas Finance Investment Cayman V, Ltd., 0.00%, 01/05/2023(6)	661,899
560,000	Ctrip.com International, Ltd., 1.99%, 07/01/2025	614,972
500,000	Huazhu Group, Ltd., 0.38%, 11/01/2022	541,919
		1,818,790
	FRANCE – 0.4%
200,000	Altice France SA/France, 7.38%, 05/01/2026(2) (3)	205,500
	LUXEMBOURG – 4.0%
	Altice Luxembourg SA:
983,000	10.50%, 05/15/2027(2)	1,012,490
991,000	8.00%, 05/15/2027(2)	1,150,774
		2,163,264
	NETHERLANDS – 1.0%
196,000	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/2025(2)	186,935
300,000	Telefonica Europe BV, 3.88%(3) (4) (5)	354,858
		541,793
	UNITED KINGDOM – 1.6%
422,000	Algeco Global Finance 2 PLC, 10.00%, 08/15/2023(2)	429,385
400,000	Lloyds Banking Group PLC, 7.50%(3) (4) (5)	420,842
		850,227
	UNITED STATES – 10.3%
59,000	Allied Universal Holdco LLC, 6.63%, 07/15/2026(2)	60,033
500,000	American Axle & Manufacturing, Inc., 6.25%, 04/01/2025	499,375
646,000	CSC Holdings LLC, 10.88%, 10/15/2025(2)	741,689
509,000	Freedom Mortgage Corp., 8.25%, 04/15/2025(2)	440,285
65,000	Frontier Communications Corp., 6.25%, 09/15/2021	42,088
133,000	Goldman Sachs Group, Inc., 5.50%(4) (5)	136,574
400,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 8.50%, 08/15/2021(2)	407,000
254,000	LABL Escrow Issuer LLC 6.75% 07/15/2026(2)	256,857

See accompanying Notes to Schedule of Investments.

Destra International & Event-Driven Credit Fund

Schedule of Investments (CONTINUED)

As of June 30, 2019 (Unaudited)

Shares or Principal Amounts	Description	Value
	CORPORATE DEBT SECURITIES (Continued)
	UNITED STATES (Continued)
567,000	Laureate Education, Inc., 8.25%, 05/01/2025(2)	$622,282
500,000	Nationstar Mortgage Holdings, Inc., 9.13%, 07/15/2026(2)	508,750
75,000	Neon Holdings, Inc., 10.13%, 04/01/2026(2)	74,063
216,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.50%, 05/15/2027(2)	223,020
440,000	Realogy Group LLC / Realogy Co.-Issuer Corp., 9.38%, 04/01/2027(2)	387,750
375,000	Solera LLC / Solera Finance, Inc., 10.50%, 03/01/2024(2)	407,344
320,000	Tenneco, Inc., 5.00%, 07/15/2024(3)	360,695
350,000	Teva Pharmaceutical Finance IV LLC, 2.25%, 03/18/2020	347,812
		5,515,617
	TOTAL CORPORATE DEBT SECURITIES
	(Cost $12,762,316)	12,996,431

	INTERNATIONAL DEBT SECURITIES – 68.7%
	BELARUS – 0.5%
240,000	Republic of Belarus International Bond, 7.63%, 06/29/2027	274,230
	BERMUDA – 1.0%
500,000	Ship Finance International, Ltd., 5.75%, 10/15/2021	507,040
	BRAZIL – 0.8%
400,000	Banco do Brasil SA/Cayman, 9.00%(3) (4) (5)	441,500
	CAYMAN ISLANDS – 3.6%
4,000,000	China Education Group Holdings, Ltd., 2.00%, 03/28/2024	557,440
231,250	CIFI Holdings Group Co., Ltd., 7.75%, 06/05/2020	236,453
200,000	Cosan Overseas, Ltd., 8.25%(3) (4)	207,500
4,000,000	Harvest International Co., 0.00%, 11/21/2022(6)	513,865
520,000	Logan Property Holdings Co., Ltd., 6.13%, 04/16/2021	384,999
		1,900,257
	CHINA – 1.7%
3,000,000	China Railway Construction Corp., Ltd., 1.50%, 12/21/2021	435,072
500,000	CRRC Corp., Ltd., 0.00%, 02/05/2021(6)	500,596
		935,668
	COLOMBIA – 1.4%
1,100,000,000	Banco Davivienda SA, 7.50%, 10/24/2022	358,297
400,000	Colombia Telecomunicaciones SA ESP, 8.50%(4) (5)	416,604
		774,901
	ECUADOR – 1.3%
	Ecuador Government International Bond:
200,000	8.88%, 10/23/2027	208,752
500,000	7.88%, 01/23/2028	496,255
		705,007
	EGYPT – 1.5%
	Egypt Government International Bond:
400,000	4.75%, 04/16/2026	458,891
312,000	6.38%, 04/11/2031	362,248
		821,139

See accompanying Notes to Schedule of Investments.

Destra International & Event-Driven Credit Fund

Schedule of Investments (CONTINUED)

As of June 30, 2019 (Unaudited)

Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (Continued)
	FRANCE – 3.8%
	BNP Paribas SA:
200,000	7.00%(3) (4) (5)	$213,680
810,000	6.63%(2) (3) (4) (5)	843,992
200,000	Electricite de France SA, 5.38%(3) (4) (5)	260,108
200,000	Orange SA, 5.00%(3) (4) (5)	270,352
100,000	Orano SA, 4.88%, 09/23/2024(3)	130,143
300,000	Societe Generale SA, 6.75%(2) (3) (4) (5)	297,480
		2,015,755
	GERMANY – 0.9%
200,000	KME AG, 6.75%, 02/01/2023	221,676
200,000	Unitymedia GmbH, 3.75%, 01/15/2027(3)	241,853
		463,529
	GHANA – 0.5%
260,000	Ghana Government International Bond, 8.13%, 03/26/2032	264,822
	GREECE – 2.4%
	Hellenic Republic Government Bond:
425,000	3.88%, 03/12/2029(2) (3)	543,654
110,000	3.90%, 01/30/2033(3)	140,606
230,000	4.00%, 01/30/2037(3)	296,279
230,000	4.20%, 01/30/2042(3)	300,176
		1,280,715
	IRELAND – 0.5%
200,000	Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/2024(3)	263,729
	ITALY – 8.6%
967,000	Banca Monte dei Paschi di Siena SpA, 5.38%, 01/18/2028(5)	675,276
360,000	Enel SpA, 3.38%, 11/24/2081(3) (5)	420,397
	Intesa Sanpaolo SpA:
247,000	7.75%(3) (4) (5)	317,401
800,000	6.25%(3) (4) (5)	938,390
440,000	Moby SpA, 7.75%, 02/15/2023	152,078
810,000	Officine Maccaferri-SpA, 5.75%, 06/01/2021	669,286
300,000	Saxa Gres SpA, 7.00%, 07/10/2023(7) (8)	341,647
600,000	UniCredit SpA, 6.63%(3) (4) (5)	681,957
360,000	Wind Tre SpA, 3.13%, 01/20/2025(3)	409,802
		4,606,234
	JERSEY – 0.8%
400,000	AA Bond Co., Ltd., 5.50%, 07/31/2043(3)	436,981
	LUXEMBOURG – 4.0%
100,000	Amigo Luxembourg SA, 7.63%, 01/15/2024(3)	131,698
404,000	Avation Capital SA, 6.50%, 05/15/2021(2)	415,110
490,000	Lecta SA, 6.50%, 08/01/2023	428,924
200,000	LSF10 Wolverine Investments SCA, 5.00%, 03/15/2024(3)	234,303
320,000	Rossini Sarl, 6.75%, 10/30/2025(3)	397,189

See accompanying Notes to Schedule of Investments.

Destra International & Event-Driven Credit Fund

Schedule of Investments (CONTINUED)

As of June 30, 2019 (Unaudited)

Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (Continued)
	LUXEMBOURG (Continued)
1,400,000	Swiss Insured Brazil Power Finance Sarl, 9.85%, 07/16/2032(3)	$399,979
100,000	Telecom Italia Finance SA, 7.75%, 01/24/2033(3)	156,622
		2,163,825
	MALAYSIA – 0.7%
1,600,000	Malaysia Government Bond, 3.73%, 06/15/2028	389,881
	MEXICO – 0.8%
8,800,000	America Movil SAB de C.V., 8.46%, 12/18/2036(3)	420,265
	NETHERLANDS – 8.6%
600,000	ABN AMRO Bank, 4.75%(3) (4) (5)	705,091
800,000	Cooperatieve Rabobank UA, 4.63%(3) (4) (5)	979,023
714,000	EA Partners II BV, 6.75%, 06/01/2021(9)	328,440
169,000	Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 5.38%, 05/01/2023	183,789
500,000	ING Groep, 6.75%(4) (5)	520,773
400,000	IPD 3 BV, 4.50%, 07/15/2022(3)	467,555
370,000	Petrobras Global Finance BV, 6.90%, 03/19/2049	394,790
391,000	Summer BidCo BV, 9.00%, 11/15/2025(2)	466,576
380,000	Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/2024(3)	359,446
175,000	UPC Holding BV, 3.88%, 06/15/2029	210,017
		4,615,500
	NIGERIA – 1.0%
500,000	Nigeria Government International Bond, 7.88%, 02/16/2032	524,053
	PERU – 0.7%
1,200,000	Peru Government Bond, 5.94%, 02/12/2029(2)	397,960
	POLAND – 0.7%
1,400,000	Republic of Poland Government Bond, 2.75%, 04/25/2028(3)	387,335
	PORTUGAL – 1.0%
400,000	Caixa Geral de Depositos SA, 10.75%(3) (4) (5)	530,407
	SOUTH AFRICA – 0.7%
5,700,000	Republic of South Africa Government Bond, 8.75%, 02/28/2048	364,524
	SPAIN – 4.0%
200,000	Autonomous Community of Catalonia, 4.22%, 04/26/2035(3)	274,639
	Bankia SA:
400,000	6.00%(3) (4) (5)	468,658
400,000	6.38%(3) (4) (5)	478,619
	CaixaBank SA:
400,000	6.75%(3) (4) (5)	493,080
200,000	5.25%(3) (4) (5)	214,512
206,000	Haya Finance 2017 SA, 5.25%, 11/15/2022	201,032
		2,130,540
	SRI LANKA – 0.7%
400,000	Sri Lanka Government International Bond, 6.20%, 05/11/2027	380,006
	SWEDEN – 0.9%
300,000	Fastighets AB Balder, 3.00%, 03/07/2078(3) (5)	344,864
100,000	Intrum AB, 3.13%, 07/15/2024(3)	115,662
		460,526

See accompanying Notes to Schedule of Investments.

Destra International & Event-Driven Credit Fund

Schedule of Investments (CONTINUED)

As of June 30, 2019 (Unaudited)

Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (Continued)
	SWITZERLAND – 2.8%
	Credit Suisse Group AG:
600,000	7.25%(3) (4) (5)	$645,513
800,000	7.50%(3) (4) (5)	855,028
		1,500,541
	TUNISIA – 2.6%
	Banque Centrale de Tunisie International Bond:
400,000	5.63%, 02/17/2024	453,912
1,030,000	5.75%, 01/30/2025	961,133
		1,415,045
	UNITED KINGDOM – 8.9%
500,000	Algeco Global Finance PLC, 6.50%, 02/15/2023(3)	596,541
570,000	Barclays PLC, 8.00% (3) (4) (5)	598,195
300,000	BP Capital Markets PLC, 1.00%, 04/28/2023(3)	491,619
405,000	Debenhams PLC, 5.25%, 07/15/2021(8)	226,482
130,000	EI Group PLC, 6.00%, 10/06/2023(3)	177,763
3,150,000	House of Fraser Funding PLC, 6.65% (3-Month GBP Libor + 575 basis points), 09/15/2020(9) (10)	140,321
300,000	HSBC Holdings PLC, 6.50%(3) (4) (5)	314,754
200,000	Jerrold Finco Plc, 6.13%, 01/15/2024(3)	259,883
400,000	Liquid Telecommunications Financing Plc, 8.50%, 07/13/2022(3)	401,364
500,000	Lloyds Banking Group PLC, 6.38%(3) (4) (5)	591,407
100,000	Miller Homes Group Holdings PLC, 5.50%, 10/15/2024(3)	128,860
260,000	Tullow Oil PLC, 6.25%, 04/15/2022	262,860
360,000	Voyage Care BondCo PLC, 5.88%, 05/01/2023	448,922
100,000	William Hill PLC, 4.88%, 09/07/2023(3)	134,359
		4,773,330
	VIETNAM – 0.9%
500,000	No Va Land Investment Group Corp., 5.50%, 04/27/2023	485,180
	VIRGIN ISLANDS (BRITISH) – 0.4%
200,000	Yingde Gases Investment, Ltd., 6.25%, 01/19/2023	203,611

	TOTAL INTERNATIONAL DEBT SECURITIES
	(Cost $35,822,162)	36,834,036

	INTERNATIONAL EQUITIES – 0.7%
	GERMANY – 0.4%
96,745	Tele Columbus AG(2) (10)	194,570
	ITALY – 0.2%
45,000	Italiaonline SpA(10)	118,893

See accompanying Notes to Schedule of Investments.

Destra International & Event-Driven Credit Fund
Schedule of Investments (CONTINUED)
As of June 30, 2019 (Unaudited)

Shares or Principal Amounts	Description	Value
	INTERNATIONAL EQUITIES (Continued)
	UNITED KINGDOM – 0.1%
94,740	AA PLC	$58,144

	TOTAL INTERNATIONAL EQUITIES
	(Cost $437,302)	371,607

	INVESTMENT COMPANIES – 1.1%
	UNITED STATES – 1.1%
22,000	ProShares Short S&P500	585,420

	TOTAL INVESTMENT COMPANIES
	(Cost $616,264)	585,420

	PRIVATE COMPANIES – 0.7%
271,302	V Global Holdings LLC, Common Shares(7) (8)	374,397

	TOTAL PRIVATE COMPANIES
	(Cost $284,867)	374,397

	SHORT-TERM INVESTMENTS – 6.9%
	UNITED STATES – 6.9%
3,687,581	BlackRock Liquidity Funds FedFund Portfolio - Institutional Class, 2.29%(11)	3,687,581

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,687,581)	3,687,581
	TOTAL INVESTMENTS – 120.4%
	(Cost $63,231,871)	64,522,779

	Liabilities in Excess of Other Assets – (20.4)%	(10,940,077)
	TOTAL NET ASSETS – 100.0%	$53,582,702

See accompanying Notes to Schedule of Investments.

Destra International & Event-Driven Credit Fund
Schedule of Investments (CONTINUED)
As of June 30, 2019 (Unaudited)

(1)	Floating rate security. Rate as of June 30, 2019 is disclosed.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

(3)	All or a portion of this security is segregated as collateral as of June 30, 2019.

(4)	Security is perpetual in nature with no stated maturity date.

(5)	Variable rate security. Rate as of June 30, 2019 is disclosed.

(6)	Convertible security.

(7)	Fair valued under direction of the Board of Trustees.

(8)	Illiquid and restricted.

(9)	Security is in default.

(10)	Non-income producing security.

(11)	The rate is the annualized seven-day yield as of June 30, 2019.
(12)	When-issued security hat has not yet settled as of June 30, 2019. Rate is not in effect at June 30, 2019.

See accompanying Notes to Schedule of Investments.

Destra International & Event-Driven Credit Fund
Schedule of Investments (CONTINUED)
As of June 30, 2019 (Unaudited)

At June 30, 2019, the Destra International & Event-Driven Credit Fund had outstanding forward foreign exchange contracts as set forth below:

		Currency	Currency	Contract Amount				Unrealized Appreciation
Settlement Date	Counterparty	Purchased	Sold	Buy		Sell	Value	(Depreciation)
September 26, 2019	Brown Brothers Harriman	U.S. Dollar	Euro Currency	$20,489,743	EUR	17,876,000	$20,472,765	$16,978
September 26, 2019	Brown Brothers Harriman	U.S. Dollar	Pound Sterling	$1,864,886	GBP	1,461,000	1,862,855	2,031
September 26, 2019	Brown Brothers Harriman	U.S. Dollar	Hong Kong Dollar	$1,053,483	HKD	8,226,000	1,053,461	22
September 26, 2019	Citibank, N.A.	U.S. Dollar	Pound Sterling	$1,764,686	GBP	1,382,000	1,762,126	2,560
September 26, 2019	Credit Agricole	U.S. Dollar	Chinese Yuan Renminbi	$443,048	CNH	3,078,000	447,709	(4,661)
September 26, 2019	Credit Suisse	U.S. Dollar	Euro Currency	$4,546,763	EUR	3,999,862	4,580,904	(34,141)
September 26, 2019	Royal Bank of Scotland	U.S. Dollar	Euro Currency	$133,213	EUR	117,000	133,996	(783)
								$(17,994)

At June 30, 2019, the Destra International & Event-Driven Credit Fund had outstanding swap contracts as set forth below:

Credit Default Swap Contracts

Underlying Instrument	Counterparty	Pay Rate / Frequency	Maturity Date	Notional Amount at Value [1]	Premium (Paid)Received	Unrealized Gain (Loss)	Value
Casino Guichard Perrachon SA Swap [2]	Citibank, N.A.	1.00% / Quarterly	6/20/2024	$190,000	$47,192	$9,274	$56,466

[1]	The maximum potential amount the Fund may receive should a credit event take place as defined under the terms of the contract.
[2]	The underlying issuer is COFP CDS EUR SR 5Y D14.

See accompanying Notes to Schedule of Investments.

Destra International & Event-Driven Credit Fund
Summary of Investments
As of June 30, 2019 (Unaudited)

	Value	% of Net Assets
Asset-Backed Securities
Other ABS	$5,011,523	9.3%
Total Asset-Backed Securities	5,011,523	9.3
Bank Loans
Chemicals	524,700	1.0
Commercial Services	205,419	0.4
Computers	396,406	0.7
Media	397,333	0.8
Miscellaneous Manufacturing	606,093	1.1
Oil & Gas	703,581	1.3
Retail	538,618	1.0
Software	830,450	1.6
Telecommunications	388,005	0.7
Total Bank Loans	4,590,605	8.6
Common Stocks
Transportation	71,179	0.1
Total Common Stocks	71,179	0.1
Corporate Debt Securities
Auto Parts & Equipment	1,083,090	2.0
Banks	1,259,203	2.4
Chemicals	74,063	0.1
Commercial Services	682,315	1.3
Diversified Financial Services	915,750	1.7
Energy	301,956	0.6
Forest Products & Paper	253,532	0.5
Internet	614,972	1.1
Lodging	541,919	1.0
Media	2,904,953	5.4
Mining	499,375	0.9
Packaging & Containers	256,857	0.5
Pharmaceuticals	347,812	0.7
Real Estate	1,049,649	2.0
Software	407,344	0.8
Storage/Warehousing	429,385	0.8
Telecommunications	1,187,321	2.2
Textiles	186,935	0.3
Total Corporate Debt Securities	12,996,431	24.3
International Debt Securities
Airlines	328,440	0.6
Banks	13,578,077	25.3
Building Materials	341,647	0.6
Chemicals	203,611	0.4
Commercial Services	1,461,976	2.7
Diversified Financial Services	1,322,332	2.5

See accompanying Notes to Schedule of Investments.

Destra International & Event-Driven Credit Fund
Summary of Investments (continued)
As of June 30, 2019 (Unaudited)

	Value	% of Net Assets
Electric	$810,649	1.5%
Engineering & Construction	1,104,358	2.1
Entertainment	134,359	0.3
Food	207,500	0.4
Forest Products & Paper	428,924	0.8
Healthcare-Services	448,922	0.8
Home Builders	128,860	0.2
Home Furnishings	513,865	1.0
Media	1,182,176	2.2
Mining	221,676	0.4
Miscellaneous Manufacturing	500,596	0.9
Municipal	274,638	0.5
Oil & Gas	1,149,269	2.2
Pharmaceuticals	756,635	1.4
Real Estate	1,652,528	3.1
Retail	778,869	1.5
Sovereign	5,789,671	10.8
Storage/Warehousing	596,541	1.1
Telecommunications	2,075,009	3.9
Textiles	183,789	0.3
Transportation	659,119	1.2
Total International Debt Securities	36,834,036	68.7
International Equities
Commercial Services	58,144	0.1
Media	313,463	0.6
Total International Equities	371,607	0.7
Investment Companies
Equity Fund	585,420	1.1
Total Investment Companies	585,420	1.1
Private Companies
Chemicals	374,397	0.7
Total Private Companies	374,397	0.7
Short-Term Investments
Money Market Fund	3,687,581	6.9
Total Short-Term Investments	3,687,581	6.9
Total Investments	64,522,779	120.4
Liabilities in Excess of Other Assets	(10,940,077)	(20.4)
Total Net Assets	$53,582,702	100.0%

See accompanying Notes to Schedule of Investments.

Additional information on each illiquid and restricted investment held by the Fund at June 30, 2019 is as follows:

Security	Acquisition Date	Cost	Value	Percentage of Net Assets
Debenhams PLC	3/14/2019	$248,883	$226,482	0.43%
Saxa Gres SpA	11/28/2018	338,677	341,647	0.64
V Global Holdings LLC - Common Shares	8/6/2018	284,867	374,397	0.70

Investment Valuation –

Destra Capital Advisors LLC (the “Adviser”) determines the values of Destra International & Event-Driven Credit Fund’s (the “Fund”) assets in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process, which was developed by the audit committee of the board of trustees (the “Board”) and approved by the Board. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to the Adviser. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Fund’s investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Fund’s valuation process.

Fair Value Measurements –

U.S. generally accepted accounting principles defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs).

These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active).

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of June 30, 2019:

	Level 1	Level 2	Level 3	Total

Asset-Backed Securities
Ireland	$—	$4,547,448	$—	$4,547,448
United States	—	464,075	—	464,075
Bank Loans
Netherlands	—	1,003,426	—	1,003,426
Sweden	—	205,419	—	205,419
United Kingdom	—	—	538,618	538,618
United States	—	2,843,142	—	2,843,142
Common Stocks	71,179	—	—	71,179
Corporate Debt Securities (1)	—	12,996,431	—	12,996,431
International Debt Securities
Belarus	—	274,230	—	274,230
Bermuda	—	507,040	—	507,040
Brazil	—	441,500	—	441,500
Cayman Islands	—	1,900,257	—	1,900,257
China	—	935,668	—	935,668
Colombia	—	774,901	—	774,901
Ecuador	—	705,007	—	705,007
Egypt	—	821,139	—	821,139
France	—	2,015,755	—	2,015,755
Germany	—	463,529	—	463,529
Ghana	—	264,822	—	264,822
Greece	—	1,280,715	—	1,280,715
Ireland	—	263,729	—	263,729
Italy	—	4,264,587	341,647	4,606,234
Jersey	—	436,981	—	436,981
Luxembourg	—	2,163,825	—	2,163,825
Malaysia	—	389,881	—	389,881
Mexico	—	420,265	—	420,265
Netherlands	—	4,615,500	—	4,615,500
Nigeria	—	524,053	—	524,053
Peru	—	397,960	—	397,960
Poland	—	387,335	—	387,335
Portugal	—	530,407	—	530,407
South Africa	—	364,524	—	364,524
Spain	—	2,130,540	—	2,130,540
Sri Lanka	—	380,006	—	380,006
Sweden	—	460,526	—	460,526
Switzerland	—	1,500,541	—	1,500,541
Tunisia	—	1,415,045	—	1,415,045
United Kingdom	—	4,773,330	—	4,773,330
Vietnam	—	485,180	—	485,180
Virgin Islands (British)	—	203,611	—	203,611
International Equities (2)	371,607	—	—	371,607
Investment Companies	585,420	—	—	585,420
Private Companies	—	—	374,397	374,397
Short-Term Investments	3,687,581	—	—	3,687,581
Total	$4,715,787	$58,552,330	$1,254,662	$64,522,779

(1)	All sub-categories represent Level 2 evaluation status.
(2)	All sub-categories represent Level 1 evaluation status.

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedule of Investments. The amounts are the net unrealized appreciation/(depreciation) on the investment as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Derivatives
Forward Foreign Exchange Contracts	$—	$(17,994)	$—	$(17,994)
Swap Contracts	—	56,466	—	56,466
Total	$—	$38,472	$—	$38,472

For the period ended June 30, 2019, there were no transfers into or out of Level 3.

The following is a reconciliation of investments in which significant Level 3 unobservable inputs were used in determining fair value as of June 30, 2019:

Investments	Balance as of September 30, 2018	Purchase of Investments	Proceeds from Sale of Investments*	Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation (Depreciation) on Investments	Balance as of June 30, 2019
Bank Loans
United Kingdom	$—	$545,731	$(32,568)	$9	$25,446	538,618
International Debt Securities
Italy	—	338,677	—	—	2,970	341,647
Private Companies
United States	339,128	—	—	—	35,269	374,397
Total Investments	$339,128	$884,408	$(32,568)	$9	$63,685	$1,254,662

*	Includes return of capital.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of June 30, 2019:

Investments	Fair Value as of June 30, 2019	Valuation Techniques	Unobservable Inputs	Weighted Average (1)	Range of Inputs			Impact on Valuation From an Increase in Input
Bank Loans
United Kingdom
Debenhams Bridgeloan Bank Loan A	$273,924	Discounted Cash Flow	Discount Rate	12.00%	11.00%	-	14.00%	Decrease
Debenhams Bridgeloan Bank Loan TLB	264,694	Discounted Cash Flow	Discount Rate	12.00%	11.00%	-	14.00%	Decrease

International Debt Securities
Italy
Saxa Gres SpA	341,647	Guideline Public Company Market Approach	EBITDA Valuation Multiples	5.00x	4.00x	-	6.00x	Increase
		Guideline Transaction Market Approach	EBITDA Valuation Multiples	5.90x	4.70x	-	7.50x	Increase

Private Companies
United States
V Global Holdings LLC	374,397	Discounted Cash Flow	Discount Rate	13.10%	12.00%	-	14.00%	Decrease
		Guideline Public Company Market Approach	EBITDA Valuation Multiples	6.50x	6.25x	-	6.75x	Increase
		Guideline Transaction Market Approach	EBITDA Valuation Multiples	7.13x	6.75x	-	7.50x	Increase
Total Investments	$1,254,662

(1)	Unobservable inputs for discount rates and EBITDA valuation multiples were weighted equally using the high and low ranges of inputs.

For private company equity interests, various factors may be considered in determining fair value, including but not limited to multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a private company or the Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or an acquisition, recapitalization, restructuring or other related items.

ITEM 2. CONTROLS AND PROCEDURES.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)          There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Destra International & Event-Driven Credit Fund

By (Signature and Title)	/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	August 29, 2019

By (Signature and Title)	/s/ Derek J. Mullins
Derek J. Mullins, Chief Financial Officer
(Principal Financial Officer)

Date	August 29, 2019